Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Office equipment at cost		$ 26,749	$ 25,244
Less: Accumulated depreciation		(18,332)	(16,967)
Total property, plant, and equipment	$ 7,475	$ 8,417	$ 8,277